Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RidgeWorth Funds
Prospectus Date	rr_ProspectusDate	Sep. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Sep. 18, 2015